Note 5 - Accumulated Other Comprehensive Loss - Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Tax effect		$ 736,000	$ 723,000
Net Income		1,498,000	1,271,000
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Sale of available for sale securities	[1]		(75,000)
Tax effect	[1]		25,000
Net Income	[1]		$ (50,000)

[1]	Amounts in parentheses indicate debits.